Investments carried under the equity method (Tables)	6 Months Ended
Jun. 30, 2022
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates
The table below shows the breakdown of the investments held in associates as of June 30, 2022 and December 31, 2021:

	Balance as of June 30, 2022	Balance as of December 31, 2021
	($ in thousands)
2007 Vento II, LLC	190,753	195,952
Windlectric Inc	28,304	41,911
Myah Bahr Honaine, S.P.A.	39,845	38,922
Pemcorp SAPI de CV	14,395	15,358
Pectonex, R.F. Proprietary Limited	1,450	1,495
Evacuación Valdecaballeros, S.L.	792	923
ABY Infraestructuras S.L.U.	32	21
Total	275,572	294,581